Goodwill and Intangible Assets - Summary of Reflects Amortization Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Amortization Expense	$ 4,200	$ 1,378,000	$ 8,200	$ 3,620,000